CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Treasury Stock
Balance at Nov. 30, 2011	$ 64,757	$ 6,550	$ 105,512	$ (44,214)	$ (3,091)
Balance (in shares) at Nov. 30, 2011		65,477
Increase (Decrease) in Stockholders' Equity
Net income and comprehensive income	5,565			5,565
Stock-based compensation, net of withholding taxes	1,423		1,423
Balance at Nov. 30, 2012	71,739	$ 6,732	106,747	(38,649)	(3,091)
Balance (in shares) at Nov. 30, 2012		67,294
Increase (Decrease) in Stockholders' Equity
Net income and comprehensive income	(7,314)			(7,314)
Stock-based compensation, net of withholding taxes	1,127		1,127
Balance at Nov. 30, 2013	$ 65,769	$ 6,890	107,933	(45,963)	(3,091)
Balance (in shares) at Nov. 30, 2013	68,878	68,878
Increase (Decrease) in Stockholders' Equity
Net income and comprehensive income	$ 437			437
Embedded conversion feature net of taxes	2,058		2,058
Stock repurchase	(227)				(227)
Stock-based compensation, net of withholding taxes	595		595
Issuance of restricted stock		$ 89	(89)
Issuance of restricted stock (in shares)		889
Balance at Aug. 31, 2014	68,632	$ 6,979	110,497	(45,526)	(3,318)
Balance (in shares) at Aug. 31, 2014		69,767
Balance at Nov. 30, 2013	$ 65,769	$ 6,890	107,933	(45,963)	(3,091)
Balance (in shares) at Nov. 30, 2013	68,878	68,878
Increase (Decrease) in Stockholders' Equity
Net income and comprehensive income	$ (27,716)			(27,716)
Embedded conversion feature net of taxes	2,109		2,109
Stock repurchase	(227)				(227)
Stock-based compensation, net of withholding taxes	941		941
Balance at Nov. 30, 2014	$ 40,997	$ 6,984	111,010	(73,679)	(3,318)
Balance (in shares) at Nov. 30, 2014	69,822	69,822
Balance at Aug. 31, 2014	$ 68,632	$ 6,979	110,497	(45,526)	(3,318)
Balance (in shares) at Aug. 31, 2014		69,767
Increase (Decrease) in Stockholders' Equity
Net income and comprehensive income	(28,152)
Balance at Nov. 30, 2014	$ 40,997	$ 6,984	111,010	(73,679)	(3,318)
Balance (in shares) at Nov. 30, 2014	69,822	69,822
Increase (Decrease) in Stockholders' Equity
Net income and comprehensive income	$ (19,285)			(19,285)
Stock repurchase	(117)				(117)
Stock-based compensation, net of withholding taxes	958		958
Issuance of restricted stock		$ 98	(98)
Issuance of restricted stock (in shares)		980
Balance at Aug. 31, 2015	$ 22,553	$ 7,082	$ 111,870	$ (92,964)	$ (3,435)
Balance (in shares) at Aug. 31, 2015	70,802	70,802